RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

(19)RELATED PARTY TRANSACTIONS

(1) Purchase of equity interest from a Related Party

In 2023, we acquired 100% equity interests of Jinan Nuobi. The equity interest was transferred from Jun Zhang, the President and Director of the Company, and a consideration of RMB 0.5 million was paid in August, 2023.

(2) Purchase of IT System Consulting Service, Office Sharing Service and System Development and Data Services from an Affiliate Company

Huanqiuyimeng has purchased consulting services relating to IT system from an affiliate company, ApplySquare Education & Technology Co., Ltd. (“Applysquare”) in October 2021. The expense recorded for the year ended December 31, 2021 was RMB 50,913.

In October 2021, Huanqiuyimeng entered into an agreement for utilizing certain office space of ApplySquare with a term from October 16, 2021 to October 15, 2022. The total amount of the agreement was RMB1.2 million and expense of RMB 275,967 was recorded for the year ended December 31, 2021. In June 2022, Huanqiuyimeng entered into a supplementary agreement with Applysquare to increase the contract amount by RMB 22,000 for certain expense incurred. In September 2022, Huanqiuyimeng extended the above office space agreement for another year to October 15, 2023 and a total expense of RMB1,128,016 was recorded for the year ended December 31, 2022 in accordance with the above agreements. The office space agreement was terminated in March 2023 due to certain changes in operations. A total expense of RMB 236,960 was recorded for the year ended December 31, 2023.

In January 2022, Huanqiuyimeng entered into an agreement with Applysquare, pursuant to which ApplySquare shall develop system platforms and provide related data services to support Huanqiuyimeng’s operations and service delivery. The total amount of the agreement was RMB 6.5 million, which includes a one-year charge of data and system maintenance services. As of December 31, 2022, the system platforms are still under development and RMB 3.7 million expense was recorded for the year ended December 31, 2022 in accordance with the development progress. In March 2023, Huanqiuyimeng entered into a supplementary agreement with Applysquare, under which the contract amount was reduced to RMB 6.3 million due to cost optimization. RMB 1.8 million expense was recorded for the year ended December 31, 2023.

(3) Purchase of video services from an Affiliate Company

In September 2022, Huanqiuyimeng entered into an agreement with ATA Learning Inc., pursuant to which ATA Learning Inc. provided professional videography and production of video services to Huanqiuyimeng. The total amount of the agreement was USD10,000. Majority of the services were completed in December 2022 and expense of RMB 49,579 and RMB 21,248 was recorded accordingly for the years ended December 31, 2022 and 2023, respectively.

(4) Amounts Due to a Related Party

The CEO, director and shareholder of the Company, Mr. Xiaofeng Ma has offered interest-free personal funding support of RMB 431,000 and RMB 200,000 on March 5 and March 30, 2020 respectively to Muhua Shangce, a then majority owned subsidiary of the Company, to support its operational cash needs during COVID-19, which became due in September 2020 and was extended for one year to September 2021. The outstanding balance was RMB 631,000 as of December 31, 2020. Muhua Shangce was disposed of in June 2021 and the related balance was derecognized from the Company’s consolidated financial statements.

(5) Joint Liability Guarantee provided by a Related Party

Muhua Shangce has borrowed RMB 3.0 million from a third-party company at an annual interest rate of 4.35% in April 2020, for which the Company’s CEO and Director, Mr. Xiaofeng Ma, has provided a joint liability guarantee. Muhua Shangce was disposed of in June 2021 and the related balance was derecognized from the Company’s consolidated financial statements.

(6) Amounts Due to a Company Controlled by a Related Party

In November 2020 and May 2021, a partnership controlled by the Company’s CEO and Director, Mr. Xiaofeng Ma provided a ten-month interest-free loan of RMB 500,000 and a fourteen-month interest free loan of RMB 700,000 to Muhua Shangce respectively. The outstanding balance was RMB500,000 as of December 31, 2020. Muhua Shangce was disposed of in June 2021 and the related balance of RMB1,200,000 before the disposal was derecognized from the Company’s consolidated financial statements.